UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/10

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    King Investment Advisors, Inc.
Address: 1980 Post Oak Boulevard, Suite 2400

         Houston, TX  77056-3898

13F File Number:  28-01717

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Pat H. Swanson
Title:     Chief Compliance Officer
Phone:     713-961-0462

Signature, Place, and Date of Signing:

     Pat H. Swanson     Houston, TX     February 15, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     85

Form13F Information Table Value Total:     $338,858 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            Common           002824100      563    11755 SH  0    Sole    0               10255        0     1500
APACHE CORP                    Common           037411105      641     5380 SH  0    Sole    0                5380        0        0
ASBURY AUTOMOTIVE GROUP        Common           043436104    10629   575145 SH  0    Sole    0              520545        0    54600
AUTOMATIC DATA PROCESSING      Common           053015103      334     7210 SH  0    Sole    0                7210        0        0
AUXILIUM PHARMACEUTICALS INC   Common           05334D107      205     9730 SH  0    Sole    0                9730        0        0
BANK OF NEW YORK MELLON CORP   Common           064058100     8526   282302 SH  0    Sole    0              252902        0    29400
BECKMAN COULTER INC            Common           075811109    13494   179370 SH  0    Sole    0              162820        0    16550
BRAVO BRIO RESTAURANT GROUP    Common           10567B109      395    20580 SH  0    Sole    0               20580        0        0
BROADRIDGE FINANCIAL SOLUTIO   Common           11133T103     9616   438480 SH  0    Sole    0              405980        0    32500
BROCADE COMMUNICATIONS SYS     Common           111621306      430    81355 SH  0    Sole    0               81355        0        0
BUNGE LTD                      Common           G16962105    10066   153635 SH  0    Sole    0              138835        0    14800
CALLAWAY GOLF COMPANY          Common           131193104     6481   803094 SH  0    Sole    0              707494        0    95600
CATERPILLAR INC                Common           149123101      439     4690 SH  0    Sole    0                4690        0        0
CEPHALON INC                   Common           156708109    18181   294575 SH  0    Sole    0              270500        0    24075
CHEVRON CORP                   Common           166764100      419     4597 SH  0    Sole    0                4597        0        0
CHUBB CORP                     Common           171232101      248     4150 SH  0    Sole    0                4150        0        0
CLOROX COMPANY                 Common           189054109      601     9495 SH  0    Sole    0                9495        0        0
CONOCOPHILLIPS                 Common           20825C104     1274    18715 SH  0    Sole    0               16715        0     2000
CONSOL ENERGY INC              Common           20854P109    16068   329675 SH  0    Sole    0              297975        0    31700
CUBIC CORP                     Common           229669106      227     4815 SH  0    Sole    0                4815        0        0
DELTA PETROLEUM CORPORATION    Common           247907207       11    15000 SH  0    Sole    0               15000        0        0
DU PONT (E.I.) DE NEMOURS      Common           263534109      284     5685 SH  0    Sole    0                5685        0        0
ELI LILLY & CO                 Common           532457108      288     8230 SH  0    Sole    0                8230        0        0
EMERGENT BIOSOLUTIONS INC      Common           29089Q105      619    26405 SH  0    Sole    0               26405        0        0
ENSCO PLC-SPON ADR             Common           29358Q109     1859    34820 SH  0    Sole    0               27020        0     7800
ENTERPRISE PRODUCTS PARTNERS   Common           293792107      519    12465 SH  0    Sole    0               12465        0        0
EXPEDIA INC                    Common           30212P105     1203    47945 SH  0    Sole    0               43645        0     4300
EXXON MOBIL CORP               Common           30231G102     2188    29924 SH  0    Sole    0               29924        0        0
FOREST LABORATORIES INC        Common           345838106    14170   443095 SH  0    Sole    0              403195        0    39900
FULTON FINANCIAL CORP          Common           360271100      149    14425 SH  0    Sole    0               14425        0        0
GFI GROUP INC                  Common           361652209     3228   688285 SH  0    Sole    0              688285        0        0
HAIN CELESTIAL GROUP INC       Common           405217100     1504    55590 SH  0    Sole    0               49090        0     6500
HEARTLAND PAYMENT SYSTEMS IN   Common           42235N108      287    18580 SH  0    Sole    0               18580        0        0
HESS CORP                      Common           42809H107     1151    15035 SH  0    Sole    0               15035        0        0
HEWLETT-PACKARD CO             Common           428236103     3942    93645 SH  0    Sole    0               82045        0    11600
HJ HEINZ CO                    Common           423074103      509    10290 SH  0    Sole    0               10290        0        0
HOLOGIC CONV PUTABLE 2013      FRNT             436440AA9      688      735 SH  0    Sole    0                 735        0        0
HOLOGIC INC                    Common           436440101    15796   839295 SH  0    Sole    0              762195        0    77100
INTEL CORP                     Common           458140100      216    10293 SH  0    Sole    0               10293        0        0
INTREPID POTASH INC            Common           46121Y102      570    15295 SH  0    Sole    0               15295        0        0
JOHNSON & JOHNSON              Common           478160104      328     5300 SH  0    Sole    0                4100        0     1200
KRAFT FOODS INC-CLASS A        Common           50075N104      291     9231 SH  0    Sole    0                9231        0        0
LEAP WIRELESS INTL INC         Common           521863308      332    27120 SH  0    Sole    0               27120        0        0
MAGELLAN MIDSTREAM PARTNERS    Common           559080106      515     9115 SH  0    Sole    0                9115        0        0
MEAD JOHNSON NUTRITION CO      Common           582839106    11328   181975 SH  0    Sole    0              163775        0    18200
MEDIDATA SOLUTIONS INC         Common           58471A105      930    38955 SH  0    Sole    0               38955        0        0
MEDTRONIC INC                  Note             585055AM8      870      865 SH  0    Sole    0                 540        0      325
MICROSOFT CORP                 Common           594918104     7500   268721 SH  0    Sole    0              250021        0    18700
MYLAN INC                      Common           628530107    11210   530535 SH  0    Sole    0              490835        0    39700
NASDAQ OMX GROUP/THE           Common           631103108    11136   469260 SH  0    Sole    0              431960        0    37300
NEWPARK RESOURCES INC          Common           651718504     6111   992000 SH  0    Sole    0              898200        0    93800
NII HOLDINGS CONVERTIBLE       Note             62913FAJ1      378      385 SH  0    Sole    0                 385        0        0
NII HOLDINGS INC               Common           62913F201    17236   385935 SH  0    Sole    0              352035        0    33900
NTELOS HOLDINGS CORP           Common           67020Q107      951    49930 SH  0    Sole    0               49930        0        0
NUANCE COMMUNICATIONS INC      Common           67020Y100    13123   721810 SH  0    Sole    0              653310        0    68500
NYSE EURONEXT                  Common           629491101      309    10300 SH  0    Sole    0               10300        0        0
OMNICARE INC                   Common           681904108    13277   522925 SH  0    Sole    0              477025        0    45900
ORBITAL SCIENCES CORP          Common           685564106      320    18675 SH  0    Sole    0               18675        0        0
ORION MARINE GROUP INC         Common           68628V308     5498   473950 SH  0    Sole    0              426550        0    47400
OWENS-ILLINOIS INC             Common           690768403     3844   125210 SH  0    Sole    0              125210        0        0
PAREXEL INTERNATIONAL CORP     Common           699462107     4836   227807 SH  0    Sole    0              227807        0        0
PEPSICO INC                    Common           713448108      511     7825 SH  0    Sole    0                7825        0        0
PLAINS ALL AMER PIPELINE LP    Common           726503105      313     4980 SH  0    Sole    0                4980        0        0
PNC FINANCIAL SERVICES GROUP   Common           693475105     5353    88155 SH  0    Sole    0               77705        0    10450
PRESTIGE BRANDS HOLDINGS INC   Common           74112D101     1927   161214 SH  0    Sole    0              158614        0     2600
PROCTER & GAMBLE CO/THE        Common           742718109      435     6760 SH  0    Sole    0                6760        0        0
PROSHARES ULTRA GOLD           Common           74347W601      274     3875 SH  0    Sole    0                3875        0        0
ROSETTA STONE INC              Common           777780107      586    27600 SH  0    Sole    0               27600        0        0
SCHLUMBERGER LTD               Common           806857108     4317    51700 SH  0    Sole    0               45975        0     5725
SEARS HOLDINGS CORP            Common           812350106     7784   105540 SH  0    Sole    0               97590        0     7950
SPDR GOLD TRUST                Common           78463V107      264     1900 SH  0    Sole    0                1900        0        0
STATE STREET CORP              Common           857477103    10423   224920 SH  0    Sole    0              202820        0    22100
SUPERIOR ENERGY SERVICES INC   Common           868157108     2950    84310 SH  0    Sole    0               84310        0        0
SYMANTEC CORP                  Common           871503108     1361    81275 SH  0    Sole    0               81275        0        0
SYSCO CORP                     Common           871829107      384    13050 SH  0    Sole    0               13050        0        0
TELEFONICA SA-SPON ADR         Common           879382208     7095   103698 SH  0    Sole    0               95398        0     8300
TEXTRON INC                    Common           883203101     9392   397275 SH  0    Sole    0              391375        0     5900
TOWER GROUP INC                Common           891777104    11796   460798 SH  0    Sole    0              426220        0    34578
UNILEVER PLC-SPONSORED ADR     Common           904767704      313    10135 SH  0    Sole    0               10135        0        0
UNITEK GLOBAL SERVICES INC     Common           91324T302      737    75000 SH  0    Sole    0               75000        0        0
WAL-MART STORES INC            Common           931142103     1304    24179 SH  0    Sole    0               24179        0        0
WASTE MANAGEMENT INC           Common           94106L109      498    13510 SH  0    Sole    0               13510        0        0
WENDY'S/ARBY'S GROUP INC-A     Common           950587105      383    82930 SH  0    Sole    0               82930        0        0
WEYERHAEUSER CO                Common           962166104     1209    63855 SH  0    Sole    0               63855        0        0
WRIGHT MEDICAL GROUP INC       Common           98235T107    10908   702358 SH  0    Sole    0              653558        0    48800